Accruals and Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Tax payable		¥ 1,044,650		¥ 869,529
Funds payable to Institutional Funding Partners	[1]	854,805		1,071,301
Guarantee derivative liabilities at fair value (Note 9)		668,610		1,357,601
Accrued payroll and welfare		443,082		392,176
Accrued risk management fees		371,741		220,279
Accrued marketing expenses		165,612		150,927
Other accrued expenses		134,621		83,381
Deferred service fees		107,678		36,614
Amount due to third party sellers		81,520		80,099
Accrued professional fees and outsourcing fees		60,777		59,668
Other payables		41,261		67,348
Short-term leasing liabilities		¥ 39,723		¥ 40,942
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total accruals and other current liabilities	Total accruals and other current liabilities	Total accruals and other current liabilities
Accrued interest payable		¥ 5,596		¥ 4,389
Total accruals and other current liabilities		¥ 4,019,676	$ 550,691	¥ 4,434,254

[1]	The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.